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              As filed with the Securities and Exchange Commission
                                 on Septemer 19, 2000


--------------------------------------------------------------------------------

                Securities Act of 1933 Registration No. 33-55024
                 Investment Company Act of 1940 File No. 811-985


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.  ___                [ ]


                        Post-Effective Amendment No. 12                 [X]


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 29                          [X]


                       STATE STREET RESEARCH GROWTH TRUST
                 (Exact Name of Registrant as Specified in Charter)


               One Financial Center, Boston, Massachusetts 02111
                (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, Including Area Code (617) 357-1200


                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective under Rule 485:


      [ ] Immediately upon filing pursuant to paragraph (b),
      [X] On October 19, 2000 pursuant to paragraph (b),
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] On_________pursuant to paragraph (a)(1).
      [ ] 75 days after filing pursuant to paragraph (a)(2).
      [ ] On ________________ pursuant to paragraph (a)(2).


             If appropriate, check the following box:

      [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following is incorporated by reference herein from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of State Street Research Growth Trust (the "Registrant"): Part A: The Prospectus for the State Street Research Asset Fund series of the Registrant and Part B: The Statement of Additional Information for the State Street Research Asset Fund series of the Registrant.

The Prospectuses and Statement of Additional Information for the State Street Research Concentrated International Fund series and the State Street Research Technology Fund series of the Registrant are included in Post-Effective Amendment No. 8 filed on March 17, 2000.

The Prospectus and Statement of Additional Information for the State Street Research Growth Fund series of the Registrant are included in Post-Effective Amendment No. 9 filed on April 27, 2000.

                       STATE STREET RESEARCH GROWTH TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.
            Exhibits

            (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 to First Amended and Restated Master Trust Agreement (5)

            (1)(b) Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

            (1)(c)        Amendment No. 3 to First Amended and
                          Restated Master Trust Agreement (12)

            (1)(d) Form of Amendment No. 4 to First Amended and Restated Master Trust Agreement (12)

            (2)(a)        By-Laws (1)**

            (2)(b)        Amendment No. 1 to By-Laws effective
                          September 30, 1992 (3)**

            (2)(c)        Form of Amendment No. 2 to By-Laws (9)

            (5)(a)        First Amended and Restated Investment Advisory
                          Contract (6)

            (5)(b) Form of Advisory Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund(9)

            (5)(c) Form of Letter Agreement relating to the Advisory Agreement with respect to State Street Research Asset Fund (to be filed by amendment)

            (6)(a)        Distribution Agreement with State
                          Street Research Investment
                          Services, Inc. (4)**

            (6)(b)        Form of Selected Dealer Agreement, as supplemented (6)

            (6)(c)        Form of Bank and Bank Affiliated
                          Broker-Dealer Agreement (7)

            (6)(d) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(e) Form of Letter Agreement relating to expenses with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(f) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Asset Fund (12)

            (6)(g) Form of Letter Agreement relating to expenses with respect to State Street Research Asset Fund (12)

            (8)(a)        Custodian Contract (2)**

            (8)(b)        Amendment to Custodian Contract dated 11/2/95 (8)

            (8)(c)        Deleted.

            (8)(d)        Deleted.

            (8)(e)        Deleted.

            (8)(f)        Deleted.

            (8)(g)        Data Access Services Addendum to Custodian
                          Contract (8)

            (8)(h) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Concentrated International Fund and State Street Research Technolgy Fund (9)


            (8)(i) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Asset Fund (12)


            (10)(a) Consent, and Opinion of counsel on legality of shares being issued with respect to State Street Growth
                          Fund (3)**

            (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund(11)

            (10)(c) Legal Opinion and Consent with respect to State Street Research Asset Fund (to be filed by amendment)

            (11)(a) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Growth Fund (10)

            (11)(c) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Asset Fund (to be filed by amendment)

            (12)(a) Form of Subscription and Investment Letter with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (12)(b) Form of Subscription and Investment Letter with respect to State Street Research Asset Fund (12)


            (14)(a)       Deleted.

            (14)(b)       Deleted.

            (15)(a)       Plan of Distribution Pursuant to
                          Rule 12b-1 (4)**

            (15)(b) Form of Rule 12b-1 Plan for Class B(1) shares relating to State Street Research Growth Fund (8)

            (15)(c) Form of Rule 12b-1 Plan dated___________ relating to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (15)(d)       Form of Letter Agreement relating to
                          Rule 12b-1 Plan dated___________
                          with respect to State Street Research Asset Fund (to be filed by amendment)

            (16)          Deleted.

            (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (6)

            (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to
                          Rule 18f-3 (8)

            (17)(c)       Code of Ethics (revised March 1, 2000) (9)

            (18)(a)       Powers of Attorney (7)

            (18)(b) Certificate of Board Resolution Respecting Powers of Attorney (7)

            (18)(c)       Powers of Attorney for Bruce R. Bond and Susan M.
                          Phillips (9)

            (18)(d)       Power of Attorney for Gerard P. Maus (12)

            (19)(a)       New Account Application (8)

            (19)(b)       Additional Services Application (8)

            (19)(c)       MetLife Securities, Inc.--New Account Application (8)

            (27)          Deleted.

**Restated in electronic format in Post-Effective Amendment No. 6 filed
  February 27, 1998
-------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote
Reference         Registration/Amendment        Date Filed

     1            Amendment No. 11 to           April 26, 1989
                  Registration Statement
                  under Investment Company
                  Act of 1940

     2            Amendment No. 14 to           April 30, 1991
                  Registration Statement
                  under Investment Company
                  Act of 1940

     3            Registration Statement        November 25, 1992
                  under Securities Act of
                  1933

     4            Post-Effective Amendment      March 19, 1993
                  No. 1

     5            Post-Effective Amendment      April 26, 1996
                  No. 4

     6            Post-Effective Amendment      April 28, 1997
                  No. 5

     7            Post-Effective Amendment      February 27, 1998
                  No. 6

     8            Post-Effective Amendment      March 3, 1999
                  No. 7

     9            Post-Effective Amendment      March 17, 2000
                  No. 8

    10            Post-Effective Amendment      April 27, 2000
                  No. 9

    11            Post-Effective Amendment      May 31, 2000
                  No. 10

    12            Post-Effective Amendment      July 7, 2000
                  No. 11

Item 24.    Persons Controlled by or under
            Common Control with Registrant

      Inapplicable

Item 25.    Indemnification

Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement as further amended (the "Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its convenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

      Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                                  Principal business
                                                                                                                  address of
Name                             Connection                    Organization                                       organization
----                             ----------                    ------------                                       ------------------
State Street Research &          Investment Adviser            Various investment advisory                        Boston, MA
 Management Company                                            clients

Abbott, Christopher C.           Senior Managing               Pioneer Investment Mgmt.                           Boston, MA
    Executive Vice               Director
    President                    (until 10/99)

Bangs, Linda L.                  None
    Vice President

Barghaan, Dennis C.              Senior Vice President         State Street Research Investment Services, Inc.    Boston, MA
     Senior Vice President       Senior Vice President         Metropolitan Life Insurance Company                New York, NY
                                 (until 12/98)

Barnwell, Amy F.                 Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Beatty, T. Kevin                 Vice President                Fleet Investment Advisors                          Boston, MA
     Vice President              (until 9/99)

Bigley, Gary M.                  None
     Vice President

Bochman, Kathleen M.             None
    Vice President

Borzilleri, John                 Vice President                State Street Research Financial Trust              Boston, MA
    Senior Vice President

Bray, Michael J.                 None
    Senior Vice President

Brezinski, Karen                 None
    Vice President

Brown, Susan H.                  None
    Vice President

Buffum, Andrea L.                None
    Vice President

Burbank, John F.                 None
    Senior Vice President

                                                                                                                  Principal business
                                                                                                                  address of
Name                             Connection                    Organization                                       organization
----                             ----------                    ------------                                       ------------------
Calame, Mara D.                  Vice President, Assistant     State Street Research Investment Services, Inc.    Boston, MA
    Vice President,              Clerk and Counsel
    Assistant Secretary          Assistant Secretary           State Street Research Institutional Funds          Boston, MA
    and Assistant Counsel

Carley, Linda C.                 Vice President                State Street Research Investment Services, Inc.    Boston, MA
     Vice President              Assistant Secretary           State Street Research Institutional Funds          Boston, MA

Carstens, Linda C.               Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Clifford, Jr., Paul J.           Vice President                State Street Research Tax-Exempt Trust             Boston, MA
    Senior Vice President

Coleman, Thomas J.               None
    Vice President

Cullen, Terrence J.              Vice President, Assistant     State Street Research Investment Services, Inc.    Boston, MA
    Vice President,              Clerk and Counsel
    Assistant Secretary
    and Assistant Counsel

D'Vari, Ronald                   None
    Senior Vice President

Depp, Maureen G.                 None
    Vice President

DeVeuve, Donald                  None
    Vice President

Dudley, Catherine                Vice President                State Street Research Capital Trust                Boston, MA
     Senior Vice President       Vice President                State Street Research Institutional Funds          Boston, MA

Duggan, Peter J.                 None
    Senior Vice President

Ebel, Bruce A.
    Senior Vice President        Vice President                Loomis, Sayles & Company, L.P.                     Chicago, IL
                                 (since 3/99)
                                 Vice President                State Street Research Institutional Funds          Boston, MA

Even, Karen L.                   None
    Vice President

Fazo, Steven A.                  None
    Vice President

Federoff, Alex G.                None
    Senior Vice President
    (Vice President until 4/00)

Fee, Richard E.                  Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Feliciano, Rosalina              None
    Vice President

Feeney, Kimberley                Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

                                                                                                              Principal business
                                                                                                              address of
Name                              Connection               Organization                                       organization
----                              ----------               ------------                                       ------------------
Ficco, Bonnie A.                  None
    Vice President

Fochtman, Jr., Leo                None
    Vice President

Forcione, Anthony F.              None

Freking, Dean M.                  --                       --                                                 --
    Vice President

Frey, Kenneth                     Analyst                  The Boston Company                                 Boston, MA
    Vice President                (until 10/99)

Frank, Christopher
    Vice President

Gallivan Jr., Edward T.           Vice President           State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Gardner, Michael D.               None
    Senior Vice President

Geer, Bartlett R.                 Vice President           State Street Research Equity Trust                 Boston, MA
    Senior Vice President         Vice President           State Street Research Income Trust                 Boston, MA

Ghiloni, Sharon F.                Vice President           Scudder-Kemper Investments                         Boston, MA
    Vice President                (until 09/00)

Giroux, June M.                   None
    Vice President

Goganian, David H.                Vice President           Scudder-Kemper Investments                         Boston, MA
    Vice President                (until 6/99)
                                  Vice President           State Street Research Investment Services, Inc.    Boston, MA

Goodman, Stephanie B.             Vice President           State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Govoni, Electra                   None
    Vice President

Grace, Evan S.                    None
    Vice President

Granger, Allison                  None
    Vice President

Gray, Nancy Spalding                                       Scudder-Kemper Investments
    Vice President

Hadelman, Peter J.                Vice President           Pioneer Investment Management                      Boston, MA
    Vice President                (until 5/00)

Haggerty, Bryan D.                None
    Vice President

Hamilton, Jr., William A.         Treasurer and Director   Ellis Memorial and Eldredge House                  Boston, MA
    Senior Vice President         Treasurer and Director   Nautical and Aviation Publishing Company, Inc.     Baltimore, MD
                                  Treasurer and Director   North Conway Institute                             Boston, MA

Hasson, Ira P.                    Vice President           State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Haverty, Jr., Lawrence J.         Vice President           State Street Research Capital Trust                Boston, MA
    Senior Vice President

Heineke, George R.                None
    Vice President

Hickman, Joanne                   Senior Vice President    State Street Research Investment Services, Inc.    Boston, MA
    Senior Vice President

Hodgman, Jeffrey J.               Executive Vice           MetLife, Inc.                                      New York, NY
    President                     President
                                  General Account
                                  Portfolio Manager

Holland, Thomas                   Senior Vice President    Putnam Investments                                 Boston, MA
    Vice President                (until 6/99)
                                  Senior Vice President    State Street Research Investment Services, Inc.    Boston, MA

Jackson, Jr., F. Gardner          Vice President           State Street Research Equity Trust                 Boston, MA
  Senior Vice President           Trustee                  Certain trusts of related and
                                                           non-related individuals
                                  Trustee and Chairman     Vincent Memorial Hospital                          Boston, MA
                                  of the Board

                                                                                                              Principal business
                                                                                                              address of
Name                         Connection               Organization                                            organization
----                         ----------               ------------                                            ------------------
Joseph, Robert I.            None
    Vice President

Kallis, John H.              Vice President                State Street Research Financial Trust              Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust                 Boston, MA
                             Vice President                State Street Research Institutional Funds          Boston, MA
                             Vice President                State Street Research Money Market Trust           Boston, MA
                             Vice President                State Street Research Tax-Exempt Trust             Boston, MA
                             Vice President                State Street Research Securities Trust             Boston, MA
                             Trustee                       705 Realty Trust                                   Washington, D.C.

Kasper, M. Katherine         Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Keelan, David E.
    Vice President

Keen, Miyeko C.              Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Kiessling, Dyann H.          Vice President                State Street Research Money Market Trust           Boston, MA
    Vice President

Kluiber, Rudolph K.          Vice President                State Street Research Capital Trust                Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

Krauss, Clifford             --                            Trust Company of the West                          Los Angeles, CA
    Senior Vice President

Kuhn, Stephen P.             Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Langholm, Knut               Director                      SSR Pegasus Funds                                  Luxembourg
    Senior Vice President
    (Vice President
    until 4/99)

Leary, Eileen M.             None
    Vice President

Ledbury, Richard C.          Vice President                State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Leese, Reginald              --                            --                                                 --
    Vice President

Lomasney, Mary T.            None
    Vice President

Lubas, Amy C.
    Vice President

Marinella, Mark A.           Portfolio Manager             STW Fixed Income Management, Ltd.                  Boston, MA
    Senior Vice President    (Until 8/98)
                             Vice President                State Street Research Institutional Funds          Boston, MA

Markel, Gregory S.           None
    Vice President

Marsh, Eleanor H.            Portfolio Manager             Evergreen Investment Management Company            Boston, MA
     Vice President          (Until 3/00)

                                                                                                                 Principal business
                                                                                                                 address of
Name                       Connection                            Organization                                    organization
----                       ----------                            ------------                                    ------------------
Maus, Gerard P.            Chairman, President, Chief Executive  State Street Research Equity Trust              Boston, MA
    Director, Executive      Officer, Trustee and Treasurer
    Vice President         Chairman, President, Chief Executive  State Street Research Income Trust              Boston, MA
    Treasurer, Chief         Officer, Trustee and Treasurer
    Financial Officer and  Chairman, President, Chief Executive  State Street Research Tax-Exempt Trust          Boston, MA
    Chief Administrative     Officer, Trustee and Treasurer
    Officer and Interim    Chairman, President, Chief Executive  State Street Research Capital Trust             Boston, MA
    Chief Operating          Officer, Trustee and Treasurer
    Officer                Chairman, President, Chief Executive  State Street Research Exchange Trust            Boston, MA
                             Officer, Trustee and Treasurer
                           Chairman, President, Chief Executive  State Street Research Growth Trust              Boston, MA
                             Officer, Trustee and Treasurer
                           Chairman, President, Chief Executive  State Street Research Master Investment Trust   Boston, MA
                             Officer, Trustee and Treasurer
                           Chairman, President, Chief Executive  State Street Research Institutional Funds       Boston, MA
                             Officer, Trustee and Treasurer
                           Chairman, President, Chief Executive  State Street Research Securities Trust          Boston, MA
                             Officer, Trustee and Treasurer
                           Chairman, President, Chief Executive  State Street Research Money Market Trust        Boston, MA
                             Officer, Trustee and Treasurer
                           Chairman, President, Chief Executive  State Street Research Financial Trust           Boston, MA
                             Officer, Trustee and Treasurer
                           Director, President, Chief Financial  State Street Research Investment Services, Inc. Boston, MA
                             Officer, Chief Administrative
                             Officer and Treasurer
                           Director                              Metric Holdings, Inc.                           San Francisco, CA
                           Director                              Certain wholly-owned subsidiaries
                                                                 of Metric Holdings, Inc.
                           Treasurer and Chief                   SSRM Holdings, Inc.                             Boston, MA
                           Financial Officer
                           Director                              SSR Pegasus Funds                               Luxembourg

McGrath, Ann               None
     Vice President

McKown, Elizabeth G.       Vice President                        State Street Research Investment Services, Inc. Boston, MA
    Vice President

McNamara, III, Francis J.  Executive Vice President,             State Street Research Investment Services, Inc. Boston, MA
    Executive Vice         Clerk and General Counsel
    President, Secretary   Secretary and General Counsel         State Street Research Master Investment Trust   Boston, MA
    and General Counsel    Secretary and General Counsel         State Street Research Capital Trust             Boston, MA
                           Secretary and General Counsel         State Street Research Exchange Trust            Boston, MA
                           Secretary and General Counsel         State Street Research Growth Trust              Boston, MA
                           Secretary and General Counsel         State Street Research Securities Trust          Boston, MA
                           Secretary and General Counsel         State Street Research Equity Trust              Boston, MA
                           Secretary and General Counsel         State Street Research Financial Trust           Boston, MA
                           Secretary and General Counsel         State Street Research Income Trust              Boston, MA
                           Secretary and General Counsel         State Street Research Money Market Trust        Boston, MA
                           Secretary and General Counsel         State Street Research Tax-Exempt Trust          Boston, MA
                           Secretary and General Counsel         SSRM Holdings, Inc.                             Boston, MA
                           Secretary and General Counsel         State Street Research Institutional Funds       Boston, MA

Moore, Jr., Thomas P.      Vice President                        State Street Research Financial Trust           Boston, MA
    Senior Vice            Vice President                        State Street Research Equity Trust              Boston, MA
    President              Director                              Hibernia Savings Bank                           Quincy, MA
                           Governor on the Board                 Association for Investment Management           Charlottesville, VA
                             of Governors                        and Research

Morey, Andrew F.           None
    Vice President

Mulligan, JoAnne C.        None
    Senior Vice President

Orr, Stephen C.            Member                                Technology Analysts of Boston                   Boston, MA
    Vice President         Member                                Electro-Science Analysts (of NYC)               New York, NY

Paddon, Steven W.          Vice President                        State Street Research Investment Services, Inc. Boston, MA
    Vice President

Pannell, James C.          Vice President                        State Street Research Institutional Funds       Boston, MA
    Executive Vice President

                                                                                                                 Principal business
                                                                                                                 address of
Name                         Connection                     Organization                                         organization
----                         ----------                     ------------                                         ------------------
Peters, Kim M.               Vice President                 State Street Research Securities Trust               Boston, MA
    Senior Vice President    Vice President                 State Street Research Institutional Funds            Boston, MA

Pierce, James D.             None
    Vice President

Poritzky, Dean E.            None
    Senior Vice President
    (Vice President
    until 4/00)

Ragsdale, E.K. Easton        Vice President                 State Street Research Financial Trust                Boston, MA
    Senior Vice President

Ransom, Clifford F.          None
    Vice President

Rawlins, Jeffrey A.          Vice President                 State Street Research Institutional Funds            Boston, MA
    Senior Vice President

Rice III, Daniel Joseph      Vice President                 State Street Research Equity Trust                   Boston, MA
    Senior Vice President

Rolnick, Michael A.          None
    Vice President

Romich, Douglas A.           Assistant Treasurer            State Street Research Equity Trust                   Boston, MA
    Senior Vice President    Assistant Treasurer            State Street Research Financial Trust                Boston, MA
    and Assistant Treasurer  Assistant Treasurer            State Street Research Income Trust                   Boston, MA
                             Assistant Treasurer            State Street Research Money Market Trust             Boston, MA
                             Assistant Treasurer            State Street Research Tax-Exempt Trust               Boston, MA
                             Assistant Treasurer            State Street Research Capital Trust                  Boston, MA
                             Assistant Treasurer            State Street Research Exchange Trust                 Boston, MA
                             Assistant Treasurer            State Street Research Growth Trust                   Boston, MA
                             Assistant Treasurer            State Street Research Institutional Funds            Boston, MA
                             Assistant Treasurer            State Street Research Master Investment Trust        Boston, MA
                             Assistant Treasurer            State Street Research Securities Trust               Boston, MA

Ryan, Michael J.             None
    Senior Vice President

Sanderson, Derek             None
    Senior Vice President

Schrage, Michael M.          None
    Senior Vice President
    (Vice President
    until 4/00)

Shean, William G.            None
    Senior Vice President
    (Vice President
    until 4/00)

Sheldon, Michael A.          None
    Vice President

Shively, Thomas A.           Vice President                 State Street Research Financial Trust                Boston, MA
    Director and             Vice President                 State Street Research Income Trust                   Boston, MA
    Executive Vice           Vice President                 State Street Research Money Market Trust             Boston, MA
    President                Vice President                 State Street Research Tax-Exempt Trust               Boston, MA
                             Director                       State Street Research Investment Services, Inc.      Boston, MA
                             Vice President                 State Street Research Securities Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds            Boston, MA
                             Director                       State Street Research Investment Services, Inc.      Boston, MA

Shoemaker, Richard D.        None
    Senior Vice President

Silverstein, Jill            None
    Vice President

Simi, Susan                  None
    Vice President

                                                                                                                 Principal business
                                                                                                                 address of
Name                         Connection                     Organization                                         organization
----                         ----------                     ------------                                         ------------------
Simmons, Amy L.              Vice President                 State Street Research Investment Services, Inc.      Boston, MA
    Vice President           Assistant Secretary            State Street Research Capital Trust                  Boston, MA
                             Assistant Secretary            State Street Research Exchange Trust                 Boston, MA
                             Assistant Secretary            State Street Research Growth Trust                   Boston, MA
                             Assistant Secretary            State Street Research Master Investment Trust        Boston, MA
                             Assistant Secretary            State Street Research Securities Trust               Boston, MA
                             Assistant Secretary            State Street Research Equity Trust                   Boston, MA
                             Assistant Secretary            State Street Research Financial Trust                Boston, MA
                             Assistant Secretary            State Street Research Income Trust                   Boston, MA
                             Assistant Secretary            State Street Research Money Market Trust             Boston, MA
                             Assistant Secretary            State Street Research Tax-Exempt Trust               Boston, MA

Stambaugh, Kenneth D.        None
    Vice President

Stolberg, Thomas B.          None
    Vice President

Strelow, Daniel R.           None
    Senior Vice President

Swanson, Amy McDermott       Vice President                 State Street Research Institutional Funds            Boston, MA
    Senior Vice President

Thorndike, Benjamin W.       --                             Scudder-Kemper Investments                           Boston, MA
    Senior Vice President

Tice, Robyn S.               None
    Vice President

Trebino, Anne M.             Vice President                 SSRM Holdings, Inc.                                  Boston, MA
    Senior Vice President

Tucher, Anne                 --                             --                                                   --
    Vice President

Wallace, Julie K.            None
    Vice President

Walsh III, Denis J.          None
    Vice President

Walsh, Tucker                Vice President                 State Street Research Capital Trust                  Boston, MA
    Vice President

Wardwell, Samuel             --                             Wellington Management                                Boston, MA
    Senior Vice President

Watts, Evan D., Jr.          Vice President                 State Street Research Investment Services, Inc.      Boston, MA
    Vice President

Weiss, James M.              Vice President                 State Street Research Exchange Trust                 Boston, MA
    Director and Executive   Vice President                 State Street Research Financial Trust                Boston, MA
    Vice President           Vice President                 State Street Research Growth Trust                   Boston, MA
                             Vice President                 State Street Research Institutional Funds            Boston, MA
                             Vice President                 State Street Research Securities Trust               Boston, MA
                             Vice President                 State Street Research Capital Trust                  Boston, MA
                             Vice President                 State Street Research Equity Trust                   Boston, MA
                             Vice President                 State Street Research Income Trust                   Boston, MA
                             Vice President                 State Street Research Master Investment Trust        Boston, MA
                             Director                       State Street Research Investment Services, Inc.      Boston, MA

Welch, Timothy M.            None
    Vice President

Westvold,                    Vice President                 State Street Research Institutional Funds            Boston, MA
  Elizabeth McCombs          Vice President                 State Street Research Securities Trust               Boston, MA
    Senior Vice President

Wilkins, Kevin               Executive Vice President       State Street Research Investment Services, Inc.      Boston, MA
    Executive Vice President (Senior Vice President
    (Senior Vice President   until 4/00)
    until 4/00)

Wilson, John T.              Vice President                 State Street Research Master Investment Trust        Boston, MA
    Senior Vice President    Vice President                 State Street Research Institutional Funds            Boston, MA

Winandy, Angela              Vice President                 State Street Research Investment Services, Inc.      Boston, MA
    Vice President

                                                                                                                 Principal business
                                                                                                                 address of
Name                         Connection                     Organization                                         organization
----                         ----------                     ------------                                         ------------------
Wing, Darman A.              Senior Vice President,         State Street Research Investment Services, Inc.      Boston, MA
    Senior Vice President,   Assistant Clerk & Assistant
    Assistant Secretary      General Counsel
    and Assistant            Assistant Secretary and        State Street Research Capital Trust                  Boston, MA
    General Counsel          Assistant General Counsel
                             Assistant Secretary and        State Street Research Exchange Trust                 Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Growth Trust                   Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Master Investment Trust        Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Securities Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Equity Trust                   Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Financial Trust                Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Income Trust                   Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Money Market Trust             Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Tax-Exempt Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        SSRM Holdings, Inc.                                  Boston, MA
                             Assistant General Counsel

Woodbury, Robert S.          None
    Vice President

Woodworth, Jr., Kennard      Vice President                 State Street Research Exchange Trust                 Boston, MA
    Senior Vice              Vice President                 State Street Research Financial Trust                Boston, MA
    President                Vice President                 State Street Research Growth Trust                   Boston, MA
                             Vice President                 State Street Research Institutional Funds            Boston, MA
                             Vice President                 State Street Research Securities Trust               Boston, MA

Wu, Norman N.                Partner                        Atlantic-Acton Realty                                Framingham, MA
    Senior Vice President    Director                       Bond Analysts Society of Boston                      Boston, MA

Yalamanchili, Kishore K.     None
     Vice President

Yannone, John T.             Vice President                 State Street Research Investment Services, Inc.      Boston,  MA
     Vice President          Vice President                 John Hancock Company                                 Boston,  MA
                             (until 1/00)

Yu, Mandy                    Vice President                 State Street Research Investment Services, Inc.      Boston, MA
     Vice President

Zuger, Peter A.              Vice President                 State Street Research Equity Trust                   Boston, MA
    Senior Vice              Portfolio Manager              American Century
    President                (until 9/98)                   Investment Management

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------


Gerard P. Maus             President, Chief          Chairman of the Board,
One Financial Center       Financial Officer, Chief  President, Chief Executive
Boston, MA 02111           Administrative Officer,   Officer, Treasurer and
                           Treasurer, Director       Trustee
                           and Interim Chief
                           Operating Officer

James M. Weiss             Director                  Vice President
One Financial Center
Boston, MA 02111

Francis J. McNamara, III   Executive Vice            Secretary
One Financial Center       President, General
Boston, MA 02111           Counsel and Clerk


Kevin Wilkins              Executive Vice            None
One Financial Center       President
Boston, MA 02111


Dennis C. Barghaan         Senior Vice President     None
One Financial Center
Boston, MA 02111

Peter Borghi               Senior Vice President     None
One Financial Center
Boston, MA 02111

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------

Paul V. Daly               Senior Vice President     None
One Financial Center
Boston, MA 02111


Joanne Hickman             Senior Vice Presidnet     None
One Financial Center
Boston, MA 02111

Thomas Holland             Senior Vice President     None
One Financial Center
Boston, MA 02111

Douglas A. Romich          Senior Vice President     Assistant Treasurer
One Financial Center       and Assistant Treasurer
Boston, MA  02111

Darman A. Wing             Senior Vice President,    Assistant Secretary
One Financial Center       Assistant Clerk and
Boston, MA  02111          Assistant General Counsel

Amy Barnwell               Vice President            None
One Financial Center
Boston, MA  02111


Mara D. Calame             Vice President,           None
One Financial Center       Assistant Clerk and
Boston, MA 02111           Counsel

Linda Cook Carley          Vice President            None
One Financial Center
Boston, MA 02111


Linda C. Carstens          Vice President            None
One Financial Center
Boston, MA 02111

Terrence J. Cullen         Vice President,           None
One Financial Center       Assistant Clerk
Boston, MA 02111           and Counsel



Richard E. Fee             Vice President            None
One Financial Center
Boston, MA 02111


Kimberley Feeney           Vice President            None
One Financial Center
Boston, MA 02111

Edward T. Gallivan         Vice President            None
One Financial Center
Boston, MA 02111

Stephanie B. Goodman       Vice President            None
One Financial Center
Boston, MA 02111

Ira P. Hasson              Vice President            None
One Financial Center
Boston, MA 02111



M. Katherine Kasper        Vice President            None
One Financial Center
Boston, MA 02111

Stephen F. Kuhn            Vice President            None
One Financial Center
Boston, MA 02111

Richard C. Ledbury         Vice President            None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown        Vice President            None
One Financial Center
Boston, MA 02111

Stephen W. Paddon          Vice President            None
One Financial Center
Boston, MA 02111

Amy L. Simmons             Vice President            Assistant Secretary
One Financial Center
Boston, MA  02111

Evan D. Watts, Jr.         Vice President            None
One Financial Center
Boston, MA 02111

Angela L. Winandy          Vice President            None
One Financial Center
Boston, MA 02111

Robert S. Woodbury         Vice President            None
One Financial Center
Boston, MA 02111

John T. Yannone            Vice President            None
One Financial Center
Boston, MA 02111

Item 28.    Location of Accounts and Records

      Gerard P. Maus
      State Street Research & Management Company
      One Financial Center
      Boston, MA  02111

Item 29.    Management Services

Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant, and received the amounts set forth below:


                  Year-end         Year-end         Year-end
Fund              12/31/97         12/31/98         12/31/99
----              --------         --------         -------
Growth Fund       $33,395           $54,660         $85,271


-----------------

Item 30.    Undertakings

      (a)   Inapplicable.

      (b)   Inapplicable.

      (c)   Deleted.

      (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the recordholders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (e) The Registrant has elected to include the information required by Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders upon request and without charge.

                                     NOTICE

     A copy of the First Amended and Restated Master Trust Agreement, as further amended (the "Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 19th day of September, 2000.

                                    STATE STREET RESEARCH GROWTH TRUST

                                    By:               *
                                          -----------------------------
                                          Gerard P. Maus
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

          Signature                             Capacity
          ---------                             --------

               *
______________________________            Trustee, Chairman of
Gerard P. Maus                            the Board, President,
                                          Chief Executive Officer
                                          (principal executive
                                          officer) and Treasurer (principal
                                          financial and accounting
                                          officer)

               *
______________________________            Trustee
Bruce R. Bond

               *
______________________________            Trustee
Steve A. Garban

               *
______________________________            Trustee
Dean O. Morton

               *
______________________________            Trustee
Susan M. Phillips

               *
______________________________            Trustee
Toby Rosenblatt

               *
______________________________            Trustee
Michael S. Scott Morton


*By:    /s/ Francis J. McNamara, III
        ----------------------------------------------
            Francis J. McNamara, III, Attorney-in-Fact
            under Powers of Attorney incorporated
            by reference from Post-Effective
            Amendment No. 6 filed February 27, 1998,
            Post-Effective Amendment No. 8 filed
            March 17, 2000, and Post-Effective Amendement
            No. 11 filed July 7, 2000.